COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancelable operating leases
	December 31, 2015
	RMB’000	US$’000

2016	22,156	3,420
2017	9,363	1,445
2018	160	25

	31,679	4,890